CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 3,826,192		$ 3,356,061
Other comprehensive income (loss):
Unrealized gains (losses) on securities available for sale arising during the period	3,109,425		(4,226,053)
Reclassification adjustment for realized gains included in income	(109,712)		(359,138)
Tax effect	(1,109,894)		1,696,592
Total other comprehensive income (loss)	1,889,819	[1]	(2,888,599)	[1]
Comprehensive income	$ 5,716,011		$ 467,462

[1]	All amounts are net of tax.